Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Entity Central Index Key	0001533503
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class A
Trading Symbol	RAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.12% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,[1] which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	6.39%	9.23%	4.08%
Without sales charge	11.40%	10.24%	4.56%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,294,182,644
Holdings Count | shares	367
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class C
Trading Symbol	RAPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$93	1.80%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.67% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,[1] which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	9.57%[2]	9.52%	3.87%
Without sales charge	10.57%	9.52%	3.87%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,294,182,644
Holdings Count | shares	367
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class I
Trading Symbol	RAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.19% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,[1] which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	11.78%	10.62%	4.92%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,294,182,644
Holdings Count | shares	367
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class R
Trading Symbol	RAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.03% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,[1] which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	11.31%	10.09%	4.41%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,294,182,644
Holdings Count | shares	367
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class Z
Trading Symbol	RAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.21% total return in the six months ended June 30, 2025, compared with the Blended Benchmark,[1] which returned 8.13%, and the MSCI World Index - net, which returned 9.47%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Most notably, the Fund was underweight paper packaging companies and had no allocation to paper products, both of which declined in the period. The sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns, as the industries have been facing weak demand due to lower consumer spending.

Stock selection in global real estate securities also contributed to relative performance, led by security selection in the U.S. and Australia. In the U.S., the portfolio was overweight Welltower, which rose amid indications of strengthening senior housing fundamentals, while an out-of-index position in tower company Crown Castle benefited from the REIT's sale of its fiber and small cell business to a consortium of companies. In Australia, an overweight in fund manager Charter Hall Group benefited from an inflection point in transactions and fundraising activity.

Contract selection and an underweight allocation in commodities further aided relative returns. The Fund's positions in later-dated corn, natural gas, and lean hogs futures helped performance during the period, since those contracts did better than near-term ones.

There were no detractors from relative performance at the asset class level.

Top contributing categories
Global Natural Resource Equities
Global Real Estate Securities
Commodities

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	11.80%	10.64%	4.93%
Blended Benchmark[1]	11.08%	9.34%	4.51%
MSCI World Index - net	16.26%	14.55%	10.66%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,294,182,644
Holdings Count | shares	367
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$1,294,182,644
Number of portfolio holdings (including derivatives)	367
Portfolio turnover rate[3]	47%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%

Strategy breakdown[6]	(%)
Global Real Estate Securities	25.8%
Commodity Futures	25.2%
Global Natural Resource Equities	16.3%
Global Listed Infrastructure	16.2%
Fixed Income	11.0%
Gold	5.5%

Country diversification[4,7]	(%)
United States	50.2%
Canada	6.5%
Japan	3.2%
Australia	3.1%
France	2.5%
United Kingdom	2.5%
Hong Kong	1.1%
Brazil	0.9%
Switzerland	0.9%
Other (includes short-term investments)	29.1%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
SPDR Gold MiniShares Trust	3.8%
Welltower, Inc.	2.2%
SPDR Portfolio Short Term Corporate Bond ETF	1.8%
iShares Gold Trust	1.6%
Digital Realty Trust, Inc.	1.6%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Crown Castle, Inc.	1.2%
National Grid PLC (United Kingdom)	1.2%
Prologis, Inc.	1.2%